UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02809

Name of Fund:  Merrill Lynch Small Cap Value Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
     Terry K. Glenn, President, Merrill Lynch Small Cap Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2005

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record

     Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached. For additional information on portfolio security voting, please refer to Master Small Cap Value Trust Form N-PX filed with the Securities & Exchange Commission.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Small Cap Value Fund, Inc.

     By: /s/ Terry K. Glenn
     Terry K. Glenn,
     President of Merrill Lynch Small Cap Value Fund, Inc.

Date: August 4, 2004